Share-based Compensation (Tencent Share-based Awards) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 23,723	$ 12,861	$ 10,379
Tencent Share-based Awards Related to Soso [Member] | Tencent [Member] | Restricted Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	682	$ 763	$ 1,984
Unrecognized compensation expenses	$ 58
Unrecognized compensation expenses, weighted average period for recognition (in years)	6 months 4 days